                              FBR FAMILY OF FUNDS

                                 -------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                                     [LOGO]

                                 ANNUAL REPORT
                                OCTOBER 31, 1998

                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                             LETTER TO SHAREHOLDERS

                                                               December 11, 1998

Dear Shareholder:

    We are pleased to bring you this annual report of the FBR Family of Funds (the "Trust") for the fiscal year ended October 31, 1998. This year brought many changes, including a rise in our shareholder base from 3,800 to nearly 11,000, and the addition of the FBR Realty Growth Fund. With this new fund we were also fortunate to bring on a strong addition to our portfolio management team in Skip Aylesworth.

    As a shareholder, it is probably no surprise to you that our second year of existence was more difficult than our first year. Our funds are focused in financial services, small caps and real estate. This year, these areas have had poor market conditions, and have significantly lagged the broad, large cap focused, market indices such as the S&P 500 and the technology heavy NASDAQ Composite. Calendar year to date through November 30, there was a 34% return differential between the small cap Russell 2000 Index and the NASDAQ Composite Index, and a 41% difference between the NASDAQ and the average publicly traded savings and loan.

    Along with the return disparity between large company and small company stocks, 1998 has been a year of tremendous volatility. From April 21st to October 8th, the Russell 2000 declined 36.8%, while the NASDAQ Bank Index was down 35.3%. This is significantly greater than the 19.5% decline in the S&P 500 over the same time period. Things have recovered significantly since then, but this is an illustration of the difficult recent market environment for small cap and financial services companies.

    While the events of this year are important, we are more concerned with providing good results over longer time periods. Included in this report are performance reports and comparisons from each fund's commencement of investment operations through October 31, 1998. As you will see, our portfolio managers have done well in comparison to their peers as well as the market sectors in which they operate.

    The most important by-product of difficult market conditions is the marvelous investment opportunities that our portfolio managers are seeing. In the sections that follow, our portfolio managers will discuss factors that have affected their investments this year, and how they intend to approach the opportunities of the future.

CHUCK AKRE, PORTFOLIO MANAGER -- FBR SMALL CAP VALUE FUND

    You may have been asking yourself, "What happened to the shares of the FBR Small Cap Value Fund this summer?" or for that matter, "What happened to the market?" Basically what happened was that small cap stocks were in the way of investors trying to hold only the most liquid and most marketable securities. That is, they were discarded with abandon by investors of all stripes, seeking to hold only the most liquid recognizable names in their portfolios.

    According to Jim Glassman writing in the WASHINGTON POST, the Russell 2000 (the small cap index) had declined nearly 30% for the year by the 10th of October and was close to the worst such decline EVER for small cap stocks.

    As we write this letter, small cap stocks have enjoyed a greater than 25% rally off their lows, but are still down for the year. Anecdotally, many professional investors we speak with are taking the view that small cap stocks are still significantly undervalued. We agree, and our objective is to capitalize on this situation by making investments that are likely to deliver multi-year returns at above average levels. Although we are disappointed that the fund is down this year, our investment process has helped us accomplish this objective on a longer-term basis. Our cumulative return from inception January 2, 1997 through October 31, 1998 is 25.85%, which is 13.39% on an annualized basis. This compares favorably to the Lipper Small Cap Fund Index, which was up just 1.38% on a cumulative basis and 0.75% on an annualized basis during the same time period.

    To help accomplish our goals in this environment we have chosen to further concentrate the assets in a smaller selection of truly outstanding businesses. At the end of October we held just twenty companies in the portfolio. We are constantly looking to refine the list to make certain that we hold only outstanding businesses. In fact, our focus is so intense that the top five holdings amount to approximately 48% of our assets, and the top ten amount to approximately 78% of the portfolio.

    Intuitively we all understand that small cap stocks should perform better than large cap stocks because they are small and have (theoretically) the ability to grow at a faster rate. Our focus is not specifically on the fastest growing companies. Our focus is primarily on those that are already earning high returns on shareholders' capital, while continuing to grow nicely. Our ideal investment couples high returns on capital with shareholder-oriented management, where there is significant opportunity to re-invest excess cash flow. We buy these companies when they appear to us to be undervalued. Occasionally we do invest in companies that we believe are on the verge of showing very high returns, and as a result, offer us an even greater discount to proper valuation.

    We cannot predict where we will end this year or next. But you should take comfort in the fact that our experience helps us understand that our current holdings will likely reward us well over a long period of years. While periods of short-term market volatility cannot be avoided, our long-term commitment to our investment discipline remains unchanged.

DAVID ELLISON, PORTFOLIO MANAGER -- FBR FINANCIAL SERVICES FUND AND FBR SMALL
  CAP FINANCIAL FUND

    The last twelve months have reminded me that money management can, at times, be a lonely vigil. After many years of financial stocks doing well relative to the market, this past year was simply not that good. I won't bore you with a complicated explanation. I have been through my share of difficult years and the reason is simple: earnings. Significant earnings growth is what produced the rally in financial stocks over the last six years. A significant decline in that growth rate, which became obvious by mid-year, is what produced the poor performance. The formula is simple. Stocks follow earnings.

    What created the earnings slowdown? Two big things. First, the spread between borrowing costs and investment yields have been declining for three years and finally got thin enough to start impacting the bottom line. Experts use the term "flat yield curve" to describe this problem. Second, bad credit expenses stopped declining and in some cases increased. After many years benefiting from an improving economy, credit conditions simply couldn't get any better.

    What about the future? Unfortunately it's not predictable. However, the funds own companies that have alert and proactive management. They have weathered difficult times before and are doing what is necessary to weather current conditions. Said another way -- the ones that do well when things are tough are also the ones that do well when things improve and get better.

    What are the companies we own doing? Nothing unusual. They are sticking to what I believe are the five basic earnings drivers in the financial services industry. They are keeping credit exposure in check, getting under performing assets and high priced liabilities off of the balance sheet, improving fee income, keeping expenses down and taking advantage of consolidation opportunities. In other words -- there is nothing new in the financial services business. The funds own and will continue to own companies that are focused on the basics.

    Throughout my career investing in the financial services industry, I have found that good results are not achieved by finding extraordinary opportunities, but by finding companies with easy to understand earnings streams, run by good management, at the lowest possible price to earnings multiples. Despite the factors mentioned earlier, I am confident that sticking with this approach will continue to produce solid returns in the long term.

SKIP AYLESWORTH, PORTFOLIO MANAGER -- FBR REALTY GROWTH FUND

    This is the first time I have reported to you as the portfolio manager of the new FBR Realty Growth Fund. As you may be aware, the fund is a continuation of the GrandView-SM- Realty Growth Fund, which I managed from its inception, that was consolidated in September with the GrandView-SM-
S&P-Registered Trademark- REIT Index Fund when it joined the FBR Family of Funds. In this one transaction, the FBR organization gained a new investment product and I gained a great opportunity to join a terrific organization with many more capabilities and resources to help you and me prosper as we go forward in the world of real estate securities.

    In reviewing the year for the industry and the fund, one can only describe it as disappointing and tumultuous. While the overall United States economy remained strong and most real estate markets remained in general supply and demand equilibrium, real estate securities were down an average of 14.76% (NAREIT Total Return Index) while the overall stock market as measured by the Dow Jones Industrial Average was up 17.50%. The fund during this period performed generally in line with the overall real estate market and was down 17.42% for the one-year period. In my opinion, there was no single thing that caused the sector's overall poor performance. However there were a series of events that all provided negative impacts. They were:

    - A change of investors' perception about the real estate investment trust ("REIT") industry from being a "rapid growth industry" with rapidly increasing cash flow, to a more mature, slower growing industry. As a result of this changed sentiment, security multiples contracted, dividend yields increased, while share prices declined.

    - The 1998 tax changes imposed on the paired share REITs. Although, mainly impacting only four REITs (Starwood Hotels & Resorts, Patriot American Hospitality, Inc., First Union Real Estate Investments and Meditrust Companies), it cast a negative feeling over the whole industry throughout most of the year.

    - The slowdown in the world economy and various international financial crises had two impacts on the industry. One was to cause investors to cherish safety and liquidity. This flight to quality created a short-term lack of credit for real estate investment. REITs were effectively stopped in their tracks from raising additional equity and/or obtaining loans and hence making further acquisitions. The other was an investor concern that slowing economic conditions might limit the demand for real estate.

    - The flat yield curve of the last twelve months also impacted many real estate companies whose earnings are derived from "spread lending". The mortgage and hybrid REIT industry had earnings reduced or eliminated as they tried to deal with the challenging rate environment and the high frequency of refinancing.

    The alignment of all these negative moons over the real estate industry in 1998 combined with the usual blunder or two by specific companies, and you have a challenging investment atmosphere as we enter 1999. In this environment why would any investor, including the fund, invest in the asset class? Here are a few simple answers.

    - High Income: With the industry-wide price corrections, dividend yields are now at record levels and compare favorably with other asset classes. There are still good real estate companies out there with good earnings streams, secure high dividends, with prospects of further increases.

    - Asset Diversification: As an asset class, real estate has historically been used to diversify an investment portfolio. In general, most real estate portfolios exhibit a low "Beta" to the S&P similar to utility portfolios. Add this characteristic to the high initial dividend yield, and the asset class compares favorably with other income security groups such as utilities and bonds.

    - Liquidity: Real estate securities provide the only way to own real estate with any degree of liquidity.

    - Inflation Protection: Historically, real estate has been a good hedge against inflation as it has the ability to pass through increased costs in the form of rent increases.

    - American-Based Hard Asset: As world economies have their ups and downs, American-based real estate will provide a haven for foreign investors who are looking for safe investments relative to those within their own countries.

    - Opportunities for Capital Appreciation: Real estate securities offer a way to participate in real estate appreciation as a result of increasing cash flows at the property level.

    One of the unique characteristics of the fund is that it follows a three pronged investment philosophy to achieve its investment goal of capital appreciation. In reviewing a few of our larger holdings as of October 31, 1998, I hope to give insight into the use of this unique approach.

    MEDITRUST COMPANIES (MT, NYSE): This is our largest holding at fiscal year end. One of the ill fated paired share REITs, MT's stock is down over 60% from a year ago. MT is one of the largest REITs and invests in healthcare, hotel and golf course facilities. We originally held a modest position in MT under our "Blue Chip" strategy but as the price fell, MT became much more of a "Value and Opportunistic" play. Currently, the company sells at one of the lowest cash flow multiples in the industry with a recently reduced dividend yield in excess of 11% (Value). The Bass family (which owns in excess of 9% of the stock) is currently the largest single shareholder and is orchestrating the company's future (Opportunistic).

    INNSUITES HOSPITALITY TRUST (IHT, NYSE): This company was originally known as Realty Refund Trust and was a distressed mortgage REIT that specialized in wrap around mortgages. As Realty Refund Trust started to deal with its balance sheet, we began investing in the stock under an "Opportunistic" strategy. The company was eliminating debt, bringing in new investors and new management, and developing a new business strategy. Today the company, which owns several suite hotels under the IHT name, has resumed paying dividends and is focused on a new business strategy. It is now considered an investment under our "Value" strategy having been successful in its turnaround, and graduating from the opportunistic group of fund investments.

    CATELLUS DEVELOPMENT CORPORATION (CDX, NYSE): This real estate company exhibits all the characteristics that we look for in our "Blue Chip" investment approach. The company is a well-established real estate firm that owns and develops high quality real estate projects predominately in the San Francisco bay area. This part of the country has been, and should continue to be, an area with low vacancies and good upward pressure on rents. The company is a C-Corp rather than a REIT. This is the right structure for companies that concentrate on development or own high end, cash demanding properties. It allows the company to eliminate its dependency on the equity markets for cash as it is allowed to keep taxable income as retained earnings rather than distribute it to shareholders as REITs are required to do. Management is not only seasoned in real estate but also the public markets. This is a good company, in a good area, with high quality assets and strong management. Hence a "Blue Chip" holding.

    By implementing a diversified investment strategy for the fund, we are not limited to just investing in one type of real estate company that fits only one type of investment profile. Concentrating on growth, while not ignoring income, allows us the flexibility to scan the complete spectrum of real estate securities for appropriate investments. We thank you for your confidence in 1998, and look forward to providing you with appropriate returns in the real estate sector going forward.

IN CONCLUSION

    We hope you have found this helpful in evaluating your investment in the FBR Family of Funds. If you have any questions, or would like a free prospectus, please call our toll-free investor information line at 1-888-888-0025.

Sincerely,

     [SIGNATURE]
C. Eric Brugel
Chairman & President
FBR Family of Funds

----------------

Investments in real estate companies and REITs may be adversely affected by a decline in value of real estate assets, fluctuations in interest rates, credit quality trends and the cash flow of underlying assets. Certain REITs have relatively small market capitalizations and, therefore, may not respond to market rallies or downturns as much as other types of equity securities.

Total return represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to voluntarily reimburse a portion of the operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements during this time period. Without waivers and related reimbursements, returns would have been different.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                  CLASS A SHARES(1)(2)(3) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            FBR FINANCIAL SERVICES FUND
                                                                                           LIPPER FINANCIAL
                                                                          S&P 500              SERVICES
                                                      CLASS A SHARES  COMPOSITE INDEX         FUND INDEX
Jan. 3, 1997                                                 $10,000           $10,000                  $10,000
Jan. 31, 1997                                                $10,292           $10,762                  $10,684
Apr. 30, 1997                                                $10,567           $10,936                  $11,006
Jul. 31, 1997                                                $12,917           $13,086                  $13,431
Oct. 31, 1997                                                $13,358           $12,593                  $13,678
Jan. 31, 1998                                                $14,225           $13,551                  $14,458
Apr. 30, 1998                                                $16,649           $15,425                  $16,756
Jul. 31, 1998                                                $15,923           $15,607                  $16,586
Oct. 31, 1998                                                $14,309           $15,362                  $14,438
Past performance is not predictive of future
performance.

                                  TOTAL RETURNS
                                                   ONE YEAR ENDED       AVERAGE
                                                  OCTOBER 31, 1998     ANNUAL(5)
                                                 -------------------  ------------
FBR Financial Services Fund(2)
  Class A shares(4)............................           7.12%            21.63%
S&P 500 Composite Index(1).....................          21.99             26.44
Lipper Financial Services Fund Index(1)........           5.56             22.22

------------------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges and/or expenses and are not available for investment.
(2) FBR Fund Advisers, Inc. waived a portion of its advisory fee and agreed to voluntarily reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and/or expenses in excess of expense limitations.
(3) The returns of Class B and C shares (which commenced their initial public offerings on April 24, 1998 and May 8, 1998, respectively) would have been higher than Class A shares if its operations had commenced on such dates. The higher returns are due to the fact that there is no initial sales load charged to Class B and C shares.
(4) Total returns do not include the initial maximum sales charge (5.50%). Such charges were not in effect at the beginning of the period. If such charges were in effect, the total returns shown would be lower.
(5) For the period January 3, 1997 (commencement of investment operations) through October 31, 1998.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR SMALL CAP FINANCIAL FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                  CLASS A SHARES(1)(2)(3) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            FBR SMALL CAP FINANCIAL FUND
                                                                                             LIPPER FINANICAL
                                                                                                 SERVICES
                                                      CLASS A SHARES  RUSSELL 2000 INDEX        FUND INDEX
Jan. 3, 1997                                                 $10,000             $10,000                  $10,000
Jan. 31, 1997                                                $10,258             $10,301                  $10,684
Apr. 30, 1997                                                $10,617              $9,604                  $11,006
Jul. 31, 1997                                                $12,775             $11,648                  $13,431
Oct. 31, 1997                                                $14,608             $12,213                  $13,678
Jan. 31, 1998                                                $15,372             $12,159                  $14,458
Apr. 30, 1998                                                $17,081             $13,695                  $16,756
Jul. 31, 1998                                                $15,507             $11,936                  $16,586
Oct. 31, 1998                                                $13,150             $10,791                  $14,438
Past performance is not predictive of future
performance.

                                  TOTAL RETURNS
                                                   ONE YEAR ENDED      AVERAGE
                                                  OCTOBER 31, 1998    ANNUAL(5)
                                                 ------------------  ------------
FBR Small Cap Financial Fund(2)
  Class A shares(4)............................         (9.99)%           16.14%
Russell 2000 Index(1)..........................        (11.64)             4.25
Lipper Financial Services Fund Index(1)........          5.56             22.22

------------------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges and/or expenses and are not available for investment.
(2) FBR Fund Advisers, Inc. waived a portion of its advisory fee and agreed to voluntarily reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and/or expenses in excess of expense limitations.
(3) The returns of Class B and C shares (which commenced their initial public offerings on April 21, 1998 and April 24, 1998, respectively) would have been higher than Class A shares if its operations had commenced on such dates. The higher returns are due to the fact that there is no initial sales load charged to Class B and C shares.
(4) Total returns do not include the initial maximum sales charge (5.50%). Such charges were not in effect at the beginning of the period. If such charges were in effect, the total returns shown would be lower.
(5) For the period January 3, 1997 (commencement of investment operations) through October 31, 1998.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                            FBR SMALL CAP VALUE FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                  CLASS A SHARES(1)(2)(3) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              FBR SMALL CAP VALUE FUND
                                                                                          LIPPER SMALL-CAP
                                                      CLASS A SHARES  RUSSELL 2000 INDEX     FUND INDEX
Jan. 3, 1997                                                 $10,000             $10,000            $10,000
Jan. 31, 1997                                                $10,192             $10,301            $10,352
Apr. 30, 1997                                                 $9,750              $9,604             $9,091
Jul. 31, 1997                                                $12,675             $11,648            $11,346
Oct. 31, 1997                                                $13,917             $12,213            $11,739
Jan. 31, 1998                                                $14,215             $12,159            $11,417
Apr. 30, 1998                                                $15,751             $13,695            $12,943
Jul. 31, 1998                                                $14,327             $11,936            $11,527
Oct. 31, 1998                                                $12,585             $10,791            $10,138
Past performance is not predictive of future
performance.

                                  TOTAL RETURNS
                                                   ONE YEAR ENDED      AVERAGE
                                                  OCTOBER 31, 1998    ANNUAL(5)
                                                 ------------------  ------------
FBR Small Cap Value Fund(2)
  Class A shares(4)............................         (9.57)%           13.39%
Russell 2000 Index(1)..........................        (11.64)             4.25
Lipper Small Cap Fund Index(1).................        (13.64)             0.75

------------------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges and/or expenses and are not available for investment.
(2) FBR Fund Advisers, Inc. waived a portion of its advisory fee and agreed to voluntarily reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and/or expenses in excess of expense limitations.
(3) The returns of Class B and C shares (which commenced their initial public offerings on April 23, 1998 and May 26, 1998, respectively) would have been higher than Class A shares if its operations had commenced on such dates. The higher returns are due to the fact that there is no initial sales load charged to Class B and C shares.
(4) Total returns do not include the initial maximum sales charge (5.50%). Such charges were not in effect at the beginning of the period. If such charges were in effect, the total returns shown would be lower.
(5) For the period January 3, 1997 (commencement of investment operations) through October 31, 1998.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                             FBR REALTY GROWTH FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                    CLASS A SHARES(1)(2) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               FBR REALTY GROWTH FUND
                                                                          S&P 500        NAREIT TOTAL
                                                      CLASS A SHARES  COMPOSITE INDEX    RETURN INDEX
Jul. 3, 1995                                                  $9,550           $10,000          $10,000
Jul. 31, 1995                                                 $9,283           $10,287          $10,156
Oct. 31,1995                                                  $9,230           $10,709          $10,303
Jan. 31, 1996                                                $10,108           $11,780          $11,188
Apr. 30, 1996                                                $10,023           $12,178          $11,294
Jul. 31, 1996                                                $10,924           $11,982          $11,862
Oct. 31, 1996                                                $12,087           $13,277          $12,962
Jan. 31, 1997                                                $14,343           $14,869          $15,068
Apr. 30, 1997                                                $14,114           $15,226          $14,602
Jul. 31, 1997                                                $15,743           $18,215          $16,264
Oct. 31, 1997                                                $16,981           $17,529          $17,081
Jan. 31, 1998                                                $17,424           $18,862          $17,630
Apr. 30, 1998                                                $18,100           $21,471          $17,050
Jul. 31, 1998                                                $16,850           $21,725          $15,699
Oct. 31, 1998                                                $14,023           $21,383          $14,560
Past performance is not predictive of future
performance.

                                  TOTAL RETURNS
                                                   ONE YEAR ENDED      AVERAGE
                                                  OCTOBER 31, 1998    ANNUAL(4)
                                                 ------------------  ------------
FBR Realty Growth Fund(2)
  Class A shares(3)............................        (21.14)%           10.67%
S&P 500 Composite Index(1).....................         21.99             25.60
NAREIT Total Return Index(1)...................        (14.76)            11.93

------------------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges and/or expenses and are not available for investment.
(2) FBR Fund Advisers, Inc. waived a portion of its advisory fee and agreed to voluntarily reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and/or expenses in excess of expense limitations. Commencing September 21, 1998, FBR Fund Advisers, Inc. assumed the daily portfolio management responsibility for the Fund. For the period July 3, 1995 through September 18, 1998, the Fund's investment adviser was GrandView Advisers, Inc.
(3) Reflects the initial maximum sales charge in effect at the beginning of the period (4.50%). Without the applicable sales charge, the total returns would have been (17.42)% and 12.21%, respectively, for each period shown.
(4) For the period July 3, 1995 (commencement of investment operations for the GrandView-SM- Realty Growth Fund) through October 31, 1998.

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                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND

                            PORTFOLIO OF INVESTMENTS

                                OCTOBER 31, 1998

--------------------------------------------------------------------------------
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS -- 78.6%
            BANKS - COMMERCIAL -- 24.5%
     9,000  AmSouth Bancorporation................................  $    360,562
    74,000  Colonial BancGroup, Inc. (The)**......................       966,625
    22,400  Compass Bancshares, Inc...............................       824,600
    13,800  Cullen/Frost Bankers, Inc.............................       734,850
    13,000  First American Corporation - Tennessee................       536,250
    17,000  Fulton Financial Corporation..........................       350,625
    10,000  Hibernia Corporation, Class A.........................       166,875
    11,000  HUBCO, Inc............................................       297,000
    58,000  North Fork Bancorporation, Inc........................     1,152,750
    28,200  One Valley Bancorp, Inc...............................       912,975
    58,500  Peoples Heritage Financial Group, Inc.**..............     1,053,000
     5,000  State Street Corporation..............................       311,875
    17,000  Summit Bancorp**......................................       644,937
    51,000  TCF Financial Corporation.............................     1,201,687
     9,000  Texas Regional Bancshares, Inc., Class A..............       204,750
    16,000  Union Planters Corporation............................       743,000
     4,000  UnionBanCal Corporation...............................       370,000
    54,000  UST Corp..............................................     1,248,750
    14,000  Vermont Financial Services Corp.......................       316,750
                                                                    ------------
                                                                      12,397,861
                                                                    ------------
            BANKS - MONEY CENTER -- 4.8%
    22,500  Bank of New York Company, Inc. (The)..................       710,156
    20,452  BankAmerica Corporation...............................     1,174,712
    14,500  BankBoston Corporation................................       533,781
                                                                    ------------
                                                                       2,418,649
                                                                    ------------
            BANKS - SUPER REGIONAL -- 14.2%
    19,500  Bank One Corporation..................................       953,062
     6,000  Comerica Incorporated.................................       387,000
    21,000  First Union Corporation...............................     1,218,000

--------------------------------------------------------------------------------
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            BANKS - SUPER REGIONAL (CONTINUED)
    30,000  Fleet Financial Group, Inc............................  $  1,198,125
    36,000  KeyCorp...............................................     1,091,250
     5,500  Mellon Bank Corporation...............................       330,687
    20,000  PNC Bank Corp.........................................     1,000,000
     7,000  SunTrust Banks, Inc...................................       487,812
     1,500  Wells Fargo & Company.................................       555,000
                                                                    ------------
                                                                       7,220,936
                                                                    ------------
            FINANCIAL SERVICES -- 6.0%
     3,000  Citigroup Inc.........................................       141,188
    17,500  Fannie Mae............................................     1,239,219
    24,000  MBNA Corporation......................................       547,500
     3,000  Providian Financial Corporation.......................       238,125
    22,000  SLM Holding Corporation**.............................       881,375
                                                                    ------------
                                                                       3,047,407
                                                                    ------------
            INSURANCE -- 1.2%
     8,000  MGIC Investment Corporation...........................       312,000
     6,000  PMI Group, Inc. (The).................................       302,625
                                                                    ------------
                                                                         614,625
                                                                    ------------
            INSURANCE - LIFE/HEALTH -- 1.6%
     8,000  AFLAC Incorporated....................................       305,000
    11,000  Hartford Life, Inc., Class A..........................       508,750
                                                                    ------------
                                                                         813,750
                                                                    ------------
            INSURANCE - MULTI-LINE -- 1.4%
    14,000  Allmerica Financial Corporation.......................       700,000
                                                                    ------------
            SAVINGS & LOANS - SAVINGS BANKS -- 24.9%
    29,500  Astoria Financial Corporation.........................     1,268,500
    38,000  Charter One Financial, Inc............................     1,042,625
    28,000  Commercial Federal Corporation........................       635,250
     6,000  Downey Financial Corp.................................       140,625
    42,500  FirstFed Financial Corp.*.............................       695,938
    39,000  Golden State Bancorp Inc.*............................       748,313

The accompanying notes are an integral part of the financial statements.

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                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                OCTOBER 31, 1998

--------------------------------------------------------------------------------
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            SAVINGS & LOANS - SAVINGS BANKS (CONTINUED)
    13,500  Golden West Financial Corporation**...................  $  1,224,281
    11,000  GreenPoint Financial Corp.............................       360,938
    77,000  Independence Community Bank Corp......................     1,053,938
    71,000  Richmond County Financial Corp........................     1,038,375
    62,600  Staten Island Bancorp, Inc............................     1,138,538
    46,000  Washington Federal, Inc...............................     1,227,625
    29,000  Washington Mutual, Inc................................     1,085,688
    40,000  Webster Financial Corporation.........................       987,500
                                                                    ------------
                                                                      12,648,134
                                                                    ------------
            Total Common Stocks
              (Cost $42,041,105)..................................    39,861,362
                                                                    ------------

PRINCIPAL
  AMOUNT
----------
            SHORT-TERM INVESTMENT -- 21.6%
            REPURCHASE AGREEMENT -- 21.6%
10,976,515  Bear, Stearns & Co. Inc. (Agreement dated 10/30/98 to be repurchased at $10,981,354) 5.29%, 11/02/98 (Note
              6) (Cost $10,976,515)...............................    10,976,515
                                                                    ------------
            Total Investments -- 100.2% (Cost $53,017,620)........    50,837,877
            Liabilities in Excess
              of Other Assets -- (0.2)%...........................      (117,707)
                                                                    ------------
            Net Assets -- 100.0%..................................  $ 50,720,170
                                                                    ------------
                                                                    ------------

------------------

 * Non-income producing.

** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

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                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR SMALL CAP FINANCIAL FUND

                            PORTFOLIO OF INVESTMENTS

                                OCTOBER 31, 1998

----------------------------------------------------------------------------------
  SHARES                                                                 VALUE
----------------------------------------------------------------------------------
              COMMON STOCKS -- 90.2%
              BANKS - COMMERCIAL -- 3.1%
      5,000   Bank of Commerce/San Diego...........................  $      62,187
     18,100   Granite State Bankshares, Inc........................        371,050
     56,000   UST Corp.............................................      1,295,000
                                                                     -------------
                                                                         1,728,237
                                                                     -------------
              SAVINGS & LOANS - SAVINGS BANKS - CENTRAL -- 13.5%
     50,000   Cameron Financial Corporation........................        768,750
     55,700   FFY Financial Corporation............................      1,726,700
     58,900   Hallmark Capital Corp.*..............................        728,887
     71,000   Jacksonville Bancorp, Inc............................      1,047,250
     19,800   Local Financial Corporation*/**......................        179,437
    107,900   Logansport Financial Corp............................      1,537,575
     76,900   North Central Bancshares, Inc........................      1,297,688
     11,400   Peoples Bancorp/Auburn, IN...........................        230,138
                                                                     -------------
                                                                         7,516,425
                                                                     -------------
              SAVINGS & LOANS - SAVINGS BANKS -
                EAST -- 52.6%
     13,200   Abington Bancorp, Inc................................        194,700
     46,000   Andover Bancorp, Inc.**..............................      1,437,500
     55,800   Bay State Bancorp, Inc.*.............................      1,311,300
     63,500   BostonFed Bancorp, Inc...............................      1,146,969
     78,100   Brookline Bancorp, Inc...............................      1,015,300
     52,000   Catskill Financial Corporation.......................        724,750
    101,400   First Bell Bancorp, Inc..............................      1,470,300
     57,000   First Federal Savings & Loan Association of East
                Hartford...........................................      1,425,000
     57,000   First Keystone Financial, Inc........................        855,000
     60,000   First Source Bancorp Inc.............................        517,500
     30,000   Haven Bancorp, Inc...................................        416,250
     98,400   Hingham Institution for Savings......................      1,642,050
     29,000   Hudson River Bancorp, Inc.*..........................        299,063
     98,000   Independence Community Bank Corp.....................      1,341,375
     38,900   KSB Bancorp, Inc.....................................        517,856

----------------------------------------------------------------------------------
  SHARES                                                                 VALUE
----------------------------------------------------------------------------------
              SAVINGS & LOANS - SAVINGS BANKS -
                EAST (CONTINUED)
      5,000   MASSBANK Corp........................................  $     182,500
     31,000   MECH Financial, Inc..................................        751,750
     61,800   Medford Bancorp, Inc.................................        957,900
     72,600   Northeast Pennsylvania Financial Corp.*..............        825,825
     99,000   Ocean Financial Corp.................................      1,435,500
     11,800   Pamrapo Bancorp, Inc.................................        280,250
     63,250   Parkvale Financial Corporation.......................      1,328,250
    133,700   PennFed Financial Services, Inc......................      1,846,731
     35,000   Peoples Bancorp, Inc.................................        354,375
    127,000   Richmond County Financial Corp.**....................      1,857,375
     98,000   Staten Island Bancorp, Inc...........................      1,782,375
     63,000   Statewide Financial Corp.............................        976,500
     73,000   Warwick Community Bancorp, Inc.......................        930,750
     53,100   Wyman Park Bancorporation, Inc.*.....................        584,100
     53,900   Yonkers Financial Corporation........................        764,706
                                                                     -------------
                                                                        29,173,800
                                                                     -------------
              SAVINGS & LOANS - SAVINGS BANKS -
                SOUTH -- 3.6%
     36,800   HCB Bancshares, Inc.**...............................        340,400
      6,000   Heritage Bancorp, Inc./South Carolina................        107,250
     60,000   Pocahontas Bancorp, Inc..............................        528,750
     46,800   Texarkana First Financial Corporation................      1,017,900
                                                                     -------------
                                                                         1,994,300
                                                                     -------------
              SAVINGS & LOANS - SAVINGS BANKS -
                WEST -- 17.4%
     77,600   FirstFed Financial Corp.*............................      1,270,700
     89,500   ITLA Capital Corporation*............................      1,364,875
     50,600   Klamath First Bancorp, Inc...........................        923,450
     70,500   Oregon Trail Financial Corp..........................        942,938

The accompanying notes are an integral part of the financial statements.

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                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR SMALL CAP FINANCIAL FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                OCTOBER 31, 1998

----------------------------------------------------------------------------------
  SHARES                                                                 VALUE
----------------------------------------------------------------------------------
              SAVINGS & LOANS - SAVINGS BANKS -
                WEST (CONTINUED)
    103,300   Pacific Crest Capital, Inc.*.........................  $   1,562,413
     80,500   PBOC Holdings, Inc.*.................................        774,812
     40,000   PFF Bancorp, Inc.*...................................        587,500
    121,063   Quaker City Bancorp, Inc.*...........................      1,815,938
     23,000   Timberland Bancorp, Inc..............................        307,625
      5,200   WesterFed Financial Corporation......................         94,900
                                                                     -------------
                                                                         9,645,151
                                                                     -------------
              Total Common Stocks
                (Cost $59,955,901).................................     50,057,913
                                                                     -------------
 PRINCIPAL
  AMOUNT
-----------
              SHORT-TERM INVESTMENT -- 9.1%
              REPURCHASE AGREEMENT -- 9.1%
  5,019,477   Bear, Stearns & Co. Inc. (Agreement dated 10/30/98 to
                be repurchased at $5,021,690) 5.29%, 11/02/98 (Note
                6)
                (Cost $5,019,477)..................................      5,019,477
                                                                     -------------
              Total Investments -- 99.3%
                (Cost $64,975,378).................................     55,077,390
              Other Assets in Excess of Liabilities -- 0.7%........        397,925
                                                                     -------------
              Net Assets -- 100.0%.................................  $  55,475,315
                                                                     -------------
                                                                     -------------

------------------

 * Non-income producing.

** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                            FBR SMALL CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                OCTOBER 31, 1998

--------------------------------------------------------------------------------
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS -- 88.0%
            AUTO REPAIR -- 2.4%
   92,500   Precision Auto Care, Inc.*...........................  $     370,000
                                                                   -------------
            BEVERAGES - NON-ALCOHOLIC -- 1.6%
   45,300   Pepsi-Cola Puerto Rico Bottling Company*.............        257,644
                                                                   -------------
            BUSINESS SERVICES -- 11.1%
   25,000   Fair, Isaac and Company, Incorporated**..............      1,003,125
   40,000   Realty Information Group, Inc.*......................        335,000
   63,100   VISTA Information Solutions, Inc.*/**................        402,262
                                                                   -------------
                                                                       1,740,387
                                                                   -------------
            COMMUNICATIONS -- 3.7%
   26,500   American Tower Corporation, Class A*/**..............        579,687
                                                                   -------------
            GAMING -- 12.1%
   97,000   Alliance Gaming Corporation*.........................        212,188
  200,000   Penn National Gaming, Inc.*..........................      1,675,000
                                                                   -------------
                                                                       1,887,188
                                                                   -------------
            GAMING/ENTERTAINMENT -- 5.6%
   88,500   Powerhouse Technologies, Inc.*.......................        873,937
                                                                   -------------
            HEALTH CARE -- 9.8%
   66,750   United Payors & United Providers, Inc.*/**...........      1,535,250
                                                                   -------------
            HOLDING COMPANIES -- 1.1%
       80   Berkshire Hathaway Inc., Class B*....................        171,840
                                                                   -------------
            INSURANCE - PROPERTY/CASUALTY -- 16.4%
   65,000   American Safety Insurance Group, Ltd.*...............        633,750

--------------------------------------------------------------------------------
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            INSURANCE - PROPERTY/CASUALTY (CONTINUED)
   13,000   Markel Corporation*/**...............................  $   1,932,125
                                                                   -------------
                                                                       2,565,875
                                                                   -------------
            MANUFACTURING - MISCELLANEOUS -- 5.4%
  105,000   Zindart Limited ADR*.................................        840,000
                                                                   -------------
            MANUFACTURING - SPECIALTY -- 3.5%
   68,000   II-VI Incorporated*/**...............................        552,500
                                                                   -------------
            MOTOR SPORTS -- 15.3%
   96,700   Dover Downs Entertainment, Inc.**....................      1,317,538
   11,650   International Speedway Corporation, Class A**........        359,694
   23,800   International Speedway Corporation, Class B**........        719,950
                                                                   -------------
                                                                       2,397,182
                                                                   -------------
            Total Common Stocks
              (Cost $16,251,674).................................     13,771,490
                                                                   -------------

NUMBER OF
CONTRACTS
----------
            CALL OPTION PURCHASED -- 1.5%
            BANKS - SUPER REGIONAL -- 1.5%
       40   Wells Fargo & Company, expiring 01/15/99 @ $320.00*
              (Cost $81,808).....................................        232,000
                                                                   -------------
            WARRANTS -- 0.3%
            BANKS - MONEY CENTER -- 0.3%
      200   Bank of New York Company, Inc. (The), expiring
              11/29/98 @ $15.50* (Cost $20,170)..................         38,400
                                                                   -------------

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                            FBR SMALL CAP VALUE FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                OCTOBER 31, 1998

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT -- 9.3%
            REPURCHASE AGREEMENT -- 9.3%
1,461,303   Bear, Stearns & Co. Inc. (Agreement dated 10/30/98 to
              be repurchased at $1,461,947) 5.29%, 11/02/98 (Note
              6)
              (Cost $1,461,303)..................................  $   1,461,303
                                                                   -------------
            Total Investments -- 99.1%
              (Cost $17,814,955).................................     15,503,193
            Other Assets in Excess of Liabilities -- 0.9%........        142,329
                                                                   -------------
            Net Assets -- 100.0%.................................  $  15,645,522
                                                                   -------------
                                                                   -------------

------------------

   * Non-income producing.

  ** Security or a portion thereof is out on loan.

ADR American Depositary Receipts.

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                             FBR REALTY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                OCTOBER 31, 1998

---------------------------------------------------------------------------------
 SHARES                                                                 VALUE
---------------------------------------------------------------------------------
            COMMON STOCKS -- 89.4%
            REAL ESTATE INVESTMENT TRUSTS -- 71.2%
            APARTMENTS -- 1.1%
   1,000    Boddie-Noell Properties, Inc...........................  $     11,500
   1,276    Cornerstone Realty Income Trust, Inc.**................        13,717
                                                                     ------------
                                                                           25,217
                                                                     ------------
            HOTELS -- 23.5%
   2,000    Equity Inns, Inc.......................................        21,000
   3,000    FelCor Suite Hotels, Inc...............................        70,687
   2,763    Hospitality Properties Trust...........................        73,047
   7,600    Humphrey Hospitality Trust, Inc........................        73,150
  19,900    Innsuites Hospitality Trust............................        75,869
   6,000    Jameson Inns, Inc......................................        58,500
   7,729    Patriot American Hospitality, Inc......................        68,595
   1,125    RFS Hotel Investors, Inc...............................        14,625
     741    Starwood Hotels & Resorts..............................        20,980
   7,000    Winston Hotels, Inc....................................        59,938
                                                                     ------------
                                                                          536,391
                                                                     ------------
            INDUSTRIAL/WAREHOUSE -- 6.6%
   1,000    American Industrial Properties REIT....................        10,562
   3,100    EastGroup Properties, Inc..............................        59,094
     279    First Industrial Realty Trust, Inc.....................         7,149
  67,742    Meridian Point Realty Trust '83*.......................        42,339
   1,618    Pacific Gulf Properties, Inc...........................        32,057
                                                                     ------------
                                                                          151,201
                                                                     ------------
            MEDICAL -- 3.0%
     670    American Health Properties, Inc........................        14,907
     230    Health Care Property Investors, Inc....................         7,734
   1,000    Healthcare Realty Trust, Inc...........................        23,437

---------------------------------------------------------------------------------
 SHARES                                                                 VALUE
---------------------------------------------------------------------------------
            MEDICAL (CONTINUED)
     830    HRPT Properties Trust..................................  $     13,228
     400    Nationwide Health Properties, Inc......................         9,225
                                                                     ------------
                                                                           68,531
                                                                     ------------
            MIXED -- 8.3%
   1,000    Crescent Real Estate Equities Company..................        25,062
  12,900    First Union Real Estate Investments....................        74,981
   5,500    Meditrust Companies....................................        89,375
                                                                     ------------
                                                                          189,418
                                                                     ------------
            MORTGAGE -- 12.5%
   6,000    Annaly Mortgage Management Inc.........................        45,375
   5,000    Apex Mortgage Capital, Inc.............................        46,875
  11,700    BRT Realty Trust*......................................        68,737
  17,932    Capstead Mortgage Corporation..........................        56,037
   4,295    CRIIMI MAE, Inc.**.....................................         5,906
   4,000    Hanover Capital Mortgage Holdings, Inc.**..............        16,000
  60,000    Resort Income Investors, Inc.*.........................        31,200
   2,000    Thornburg Mortgage Asset Corporation**.................        16,375
                                                                     ------------
                                                                          286,505
                                                                     ------------
            OFFICES -- 0.8%
   1,128    Cornerstone Properties, Inc............................        17,484
                                                                     ------------
            RETAIL/MALL -- 2.3%
  66,300    EQK Realty Investors I*................................        53,869
                                                                     ------------
            RETAIL/OUTLET -- 2.0%
     400    Chelsea GCA Realty, Inc................................        13,750
   3,277    Prime Retail, Inc......................................        31,746
                                                                     ------------
                                                                           45,496
                                                                     ------------

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                             FBR REALTY GROWTH FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                OCTOBER 31, 1998

---------------------------------------------------------------------------------
 SHARES                                                                 VALUE
---------------------------------------------------------------------------------
            RETAIL/STRIP -- 5.2%
  11,900    Acadia Realty Trust*...................................  $     66,194
   2,500    JP Realty, Inc.........................................        52,344
                                                                     ------------
                                                                          118,538
                                                                     ------------
            SELF STORAGE -- 3.0%
     210    Shurgard Storage Centers, Inc..........................         5,657
   1,700    Sovran Self Storage, Inc...............................        43,563
     610    Storage USA, Inc.**....................................        18,567
                                                                     ------------
                                                                           67,787
                                                                     ------------
            SPECIALTY -- 2.9%
   4,000    Entertainment Properties Trust.........................        66,500
                                                                     ------------
            Total Real Estate Investment Trusts (Cost
              $1,924,017)..........................................     1,626,937
                                                                     ------------
            OTHER REAL ESTATE RELATED -- 18.2%
            COMMERCIAL SERVICES -- 2.4%
   4,800    Cendant Corporation*...................................        54,900
                                                                     ------------
            HOTELS & MOTELS -- 3.4%
  24,300    Host Funding, Inc......................................        50,119
   2,000    Host Marriott
              Corporation*/**......................................        29,000
                                                                     ------------
                                                                           79,119
                                                                     ------------
            REAL ESTATE DEVELOPMENT -- 7.8%
   4,600    Catellus Development Corporation*......................        63,250
   7,400    Semele Group, Inc......................................        29,600
   1,300    The St. Joe Company....................................        31,119
   9,600    Western Water Company..................................        54,000
                                                                     ------------
                                                                          177,969
                                                                     ------------
---------------------------------------------------------------------------------
 SHARES                                                                 VALUE
---------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT/MANAGEMENT -- 4.6%
  53,500    Banyan Hotel Investment Fund*/**.......................  $     38,453
  22,600    Liberte Investors, Inc.................................        66,387
                                                                     ------------
                                                                          104,840
                                                                     ------------
            Total Other Real Estate Related (Cost $552,824)........       416,828
                                                                     ------------
            Total Common Stocks
              (Cost $2,476,841)....................................     2,043,765
                                                                     ------------

PRINCIPAL
 AMOUNT
---------
            SHORT-TERM INVESTMENT -- 8.9%
            REPURCHASE AGREEMENT -- 8.9%
 203,330    Bear, Stearns & Co. Inc. (Agreement dated 10/30/98 to
              be repurchased at $203,420) 5.29%, 11/02/98 (Note
              6)(Cost $203,330)....................................       203,330
                                                                     ------------
            Total Investments -- 98.3%
              (Cost $2,680,171)....................................     2,247,095
            Other Assets in Excess of Liabilities -- 1.7%..........        39,558
                                                                     ------------
            Net Assets -- 100.0%...................................  $  2,286,653
                                                                     ------------
                                                                     ------------

------------------

 * Non-income producing.

** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                      STATEMENT OF ASSETS AND LIABILITIES

                                OCTOBER 31, 1998

                                                                   FBR            FBR            FBR            FBR
                                                                FINANCIAL      SMALL CAP      SMALL CAP       REALTY
                                                              SERVICES FUND  FINANCIAL FUND   VALUE FUND    GROWTH FUND
                                                              -------------  --------------  ------------  -------------
ASSETS
  Investments, at value (Cost -- $53,017,620, $64,975,378,
   $17,814,955, $2,680,171, respectively)...................   $50,837,877    $ 55,077,390   $ 15,503,193   $ 2,247,095
  Cash......................................................       202,668          28,451          4,513            --
  Collateral received for securities loaned (Note 5)........     2,176,847       1,022,054      2,578,882       114,520
  Receivable for investments sold...........................       784,085         742,513        158,232        22,766
  Dividends and interest receivable.........................       118,177          68,930          3,882        15,312
  Receivable for Fund shares sold...........................        77,082          88,688         19,875         2,503
  Receivable from investment adviser........................        21,587          22,691         16,267         2,609
  Deferred organization costs and other assets..............        36,193          45,804         37,732        13,239
                                                              -------------  --------------  ------------  -------------
    Total assets............................................    54,254,516      57,096,521     18,322,576     2,418,044
                                                              -------------  --------------  ------------  -------------
LIABILITIES
  Payable upon return of securities loaned (Note 5).........     2,176,847       1,022,054      2,578,882       114,520
  Payable for investments purchased.........................     1,234,162         324,810             --         7,540
  Payable for Fund shares redeemed..........................         5,396         108,102         36,840            --
  Distribution and service fees payable.....................        20,468          46,854          6,106           719
  Accrued expenses and other liabilities....................        97,473         119,386         55,226         8,612
                                                              -------------  --------------  ------------  -------------
    Total liabilities.......................................     3,534,346       1,621,206      2,677,054       131,391
                                                              -------------  --------------  ------------  -------------
NET ASSETS
  Capital stock (unlimited number of shares authorized,
   with no par value).......................................    49,361,748      58,934,775     17,523,940     2,995,576
  Undistributed net investment income.......................       291,763         230,598             --        20,080
  Accumulated net realized gain/(loss) from investments and
   options transactions, if any.............................     3,246,402       6,207,930        433,344      (295,927)
  Net unrealized depreciation on investments and options
   transactions, if any.....................................    (2,179,743)     (9,897,988)    (2,311,762)     (433,076)
                                                              -------------  --------------  ------------  -------------
    Net assets applicable to shares outstanding.............   $50,720,170    $ 55,475,315   $ 15,645,522   $ 2,286,653
                                                              -------------  --------------  ------------  -------------
                                                              -------------  --------------  ------------  -------------
CLASS A
  Net assets................................................   $50,342,410    $ 53,439,016   $ 15,250,267   $ 2,286,653
                                                              -------------  --------------  ------------  -------------
  Shares outstanding........................................     2,971,401       3,421,970      1,039,763       236,339
                                                              -------------  --------------  ------------  -------------
  Net asset value per share.................................         $16.94         $15.62         $14.67         $9.68
                                                              -------------  --------------  ------------  -------------
                                                              -------------  --------------  ------------  -------------
  Maximum offering price per share (net asset value plus
   sales charge of 5.50%* of the offering price)............        $17.93          $16.53         $15.52        $10.24
                                                              -------------  --------------  ------------  -------------
                                                              -------------  --------------  ------------  -------------
CLASS B
                                                              $    260,018   $   1,780,210   $    347,141            --
  Net assets................................................
                                                              -------------  --------------  ------------  -------------
  Shares outstanding........................................        15,414         114,327         23,751            --
                                                              -------------  --------------  ------------  -------------
  Net asset value and offering price per share**............        $16.87          $15.57         $14.62            --
                                                              -------------  --------------  ------------  -------------
                                                              -------------  --------------  ------------  -------------
CLASS C
                                                              $    117,742   $     256,089   $     48,114            --
  Net assets................................................
                                                              -------------  --------------  ------------  -------------
  Shares outstanding........................................         6,969          16,485          3,292            --
                                                              -------------  --------------  ------------  -------------
  Net asset value and offering price per share**............        $16.90          $15.53         $14.61            --
                                                              -------------  --------------  ------------  -------------
                                                              -------------  --------------  ------------  -------------

------------------
 * On investments of $50,000 or more, the offering price is reduced.

** Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                            STATEMENT OF OPERATIONS

                   FOR THE FISCAL YEAR ENDED OCTOBER 31, 1998

                                                                   FBR            FBR             FBR            FBR
                                                                FINANCIAL      SMALL CAP       SMALL CAP       REALTY
                                                              SERVICES FUND  FINANCIAL FUND   VALUE FUND    GROWTH FUND*
                                                              -------------  --------------  -------------  -------------
INVESTMENT INCOME
  Dividends.................................................  $     752,503  $    1,177,494  $      74,516   $    71,624
  Interest..................................................        373,903         423,623         57,207         1,242
                                                              -------------  --------------  -------------  -------------
                                                                  1,126,406       1,601,117        131,723        72,866
                                                              -------------  --------------  -------------  -------------
EXPENSES
  Advisory fees.............................................        447,904         730,310        142,388        14,751
  Distribution and service fees - Class A...................        124,181         201,091         39,140         4,134
  Distribution and service fees - Class B...................            552           5,939          1,481            --
  Distribution and service fees - Class C...................            395           1,157            168            --
  Transfer agent fees and expenses..........................         95,394         133,487         53,496         5,600
  Administration and accounting fees........................         84,373         129,746         27,611        16,164
  Audit and legal fees......................................         54,728          92,808         19,568         4,698
  Federal and state registration fees.......................         40,370          41,411         30,963        10,304
  Custodian fees and expenses...............................         34,890          42,679          9,914         6,688
  Printing..................................................         21,185          32,135          5,854         1,131
  Insurance.................................................         12,156          11,684         12,088            --
  Trustees' fees and expenses...............................          8,681          10,981          9,637         1,129
  Amortization of organization expenses.....................          3,043           3,044          3,043        12,253
  Other.....................................................          2,464           2,582          2,214         1,998
                                                              -------------  --------------  -------------  -------------
    Total expenses before waivers and related
     reimbursements.........................................        930,316       1,439,054        357,565        78,850
    Less: waivers and related reimbursements................       (108,464)       (113,536)       (95,305)      (49,387)
                                                              -------------  --------------  -------------  -------------
    Total expenses after waivers and related
     reimbursements.........................................        821,852       1,325,518        262,260        29,463
                                                              -------------  --------------  -------------  -------------
  Net investment income/(loss)..............................        304,554         275,599       (130,537)       43,403
                                                              -------------  --------------  -------------  -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND OPTIONS
 TRANSACTIONS, IF ANY
  Net realized gain/(loss) from:
    Investments.............................................      3,267,813       6,209,896        570,922      (233,287)
    Options transactions....................................             --              --         (6,870)           --
  Net change in unrealized appreciation on:
    Investments.............................................     (5,133,972)    (14,197,474)    (3,521,599)     (549,393)
    Options transactions....................................             --              --        127,834            --
                                                              -------------  --------------  -------------  -------------
  Net realized and unrealized loss on investments and
   options transactions, if any.............................     (1,866,159)     (7,987,578)    (2,829,713)     (782,680)
                                                              -------------  --------------  -------------  -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  (1,561,605) $   (7,711,979) $  (2,960,250)  $  (739,277)
                                                              -------------  --------------  -------------  -------------
                                                              -------------  --------------  -------------  -------------

------------------

* Reported amounts include the results of operations of the FBR Realty Growth Fund for the period April 1, 1998 through October 31, 1998. Prior to September 18, 1998, the FBR Realty Growth Fund operated as the GrandView-SM- Realty Growth Fund, which had a fiscal year end of March 31, 1998.

The accompanying notes are an integral part of the financial statements.

                 (This page has been left blank intentionally.)

                                   [FBR LOGO]
                             FBR FAMILY OF FUNDS
                                ----------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                FBR FINANCIAL SERVICES FUND
                                                              -------------------------------
                                                                               FOR THE PERIOD
                                                              FOR THE FISCAL     JANUARY 3,
                                                                   YEAR            1997*
                                                                  ENDED           THROUGH
                                                               OCTOBER 31,      OCTOBER 31,
                                                                   1998             1997
                                                              --------------   --------------
INCREASE/(DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income/(loss)..............................  $   304,554      $    57,764
  Net realized gain/(loss) from investments and options
   transactions, if any.....................................    3,267,813          290,507
  Net change in unrealized appreciation on investments and
   options transactions, if any.............................   (5,133,972)       2,954,229
                                                              --------------   --------------
  Net increase/(decrease) in net assets resulting from
   operations...............................................   (1,561,605)       3,302,500
                                                              --------------   --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Class A shares..........................................      (70,555)              --
  Net realized capital gains
    Class A shares..........................................     (311,918)              --
                                                              --------------   --------------
  Total dividends and distributions to shareholders.........     (382,473)              --
                                                              --------------   --------------
CAPITAL SHARE TRANSACTIONS
  Net proceeds from the sale of shares......................   50,376,443       24,819,794
  Cost of shares repurchased................................  (22,066,182)      (4,170,199)
  Shares issued in reinvestment of dividends................      368,559               --
                                                              --------------   --------------
  Increase in net assets derived from capital share
   transactions.............................................   28,678,820       20,649,595
                                                              --------------   --------------
  Total increase/(decrease) in net assets...................   26,734,742       23,952,095
NET ASSETS
  Beginning of period.......................................   23,985,428           33,333
                                                              --------------   --------------
  End of period.............................................  $50,720,170(1)   $23,985,428(2)
                                                              --------------   --------------
                                                              --------------   --------------

------------------

  *  Commencement of investment operations.
 ** Reported amounts include the results of operations of the FBR Realty Growth Fund for the period April 1, 1998 through October 31, 1998. Prior to September 18, 1998, the FBR Realty Growth Fund operated as the GrandView-SM- Realty Growth Fund, which had a fiscal year end of March 31, 1998. Net proceeds from the sale of shares for FBR Realty Growth Fund includes $814,924, from the conversion of GrandView-SM-
     S&P-Registered Trademark- REIT Index Fund into the FBR Realty Growth Fund on September 18, 1998.
(1)  Includes undistributed net investment income of $291,763.
(2)  Includes undistributed net investment income of $57,764.
(3)  Includes undistributed net investment income of $230,598.
(4)  Includes undistributed net investment income of $55,672.
(5)  Includes undistributed net investment income of $20,080.

        The accompanying notes are an integral part of the financial statements.

                                                               FBR SMALL CAP FINANCIAL FUND        FBR SMALL CAP VALUE FUND
                                                              -------------------------------   -------------------------------
                                                                               FOR THE PERIOD                    FOR THE PERIOD
                                                              FOR THE FISCAL     JANUARY 3,     FOR THE FISCAL     JANUARY 3,
                                                                   YEAR            1997*             YEAR            1997*
                                                                  ENDED           THROUGH           ENDED           THROUGH
                                                               OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                                                   1998             1997             1998             1997
                                                              --------------   --------------   --------------   --------------
INCREASE/(DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income/(loss)..............................  $   275,599      $    55,672      $  (130,537)     $   (22,318)
  Net realized gain/(loss) from investments and options
   transactions, if any.....................................    6,209,896          468,570          564,052          271,760
  Net change in unrealized appreciation on investments and
   options transactions, if any.............................  (14,197,474)       4,299,486       (3,393,765)       1,082,003
                                                              --------------   --------------   --------------   --------------
  Net increase/(decrease) in net assets resulting from
   operations...............................................   (7,711,979)       4,823,728       (2,960,250)       1,331,445
                                                              --------------   --------------   --------------   --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Class A shares..........................................     (100,673)              --               --               --
  Net realized capital gains
    Class A shares..........................................     (470,536)              --         (249,613)              --
                                                              --------------   --------------   --------------   --------------
  Total dividends and distributions to shareholders.........     (571,209)              --         (249,613)              --
                                                              --------------   --------------   --------------   --------------
CAPITAL SHARE TRANSACTIONS
  Net proceeds from the sale of shares......................  105,428,314       41,558,998       18,358,863        7,100,953
  Cost of shares repurchased................................  (85,579,803)      (3,054,221)      (8,020,115)        (197,214)
  Shares issued in reinvestment of dividends................      548,154               --          248,119               --
                                                              --------------   --------------   --------------   --------------
  Increase in net assets derived from capital share
   transactions.............................................   20,396,665       38,504,777       10,586,867        6,903,739
                                                              --------------   --------------   --------------   --------------
  Total increase/(decrease) in net assets...................   12,113,477       43,328,505        7,377,004        8,235,184
NET ASSETS
  Beginning of period.......................................   43,361,838           33,333        8,268,518           33,334
                                                              --------------   --------------   --------------   --------------
  End of period.............................................  $55,475,315(3)   $43,361,838(4)   $15,645,522      $ 8,268,518
                                                              --------------   --------------   --------------   --------------
                                                              --------------   --------------   --------------   --------------

                                                                FBR REALTY     GRANDVIEW-SM-
                                                              GROWTH FUND**        REALTY
                                                              --------------   GROWTH FUND**
                                                              FOR THE PERIOD   --------------
                                                              APRIL 1, 1998    FOR THE PERIOD
                                                                 THROUGH       APRIL 1, 1997
                                                               OCTOBER 31,        THROUGH
                                                                   1998        MARCH 31, 1998
                                                              --------------   --------------
INCREASE/(DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income/(loss)..............................  $    43,403      $     9,918
  Net realized gain/(loss) from investments and options
   transactions, if any.....................................     (233,287)         327,769
  Net change in unrealized appreciation on investments and
   options transactions, if any.............................     (549,393)          25,711
                                                              --------------   --------------
  Net increase/(decrease) in net assets resulting from
   operations...............................................     (739,277)         363,398
                                                              --------------   --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Class A shares..........................................      (23,323)          (9,918)
  Net realized capital gains
    Class A shares..........................................     (232,383)        (158,026)
                                                              --------------   --------------
  Total dividends and distributions to shareholders.........     (255,706)        (167,944)
                                                              --------------   --------------
CAPITAL SHARE TRANSACTIONS
  Net proceeds from the sale of shares......................    1,769,579        1,463,197
  Cost of shares repurchased................................   (1,082,426)        (594,012)
  Shares issued in reinvestment of dividends................      218,262          153,559
                                                              --------------   --------------
  Increase in net assets derived from capital share
   transactions.............................................      905,415        1,022,744
                                                              --------------   --------------
  Total increase/(decrease) in net assets...................      (89,568)       1,218,198
NET ASSETS
  Beginning of period.......................................    2,376,221        1,158,023
                                                              --------------   --------------
  End of period.............................................  $ 2,286,653(5)   $ 2,376,221
                                                              --------------   --------------
                                                              --------------   --------------

------------------

  *  Commencement of investment operations.
 ** Reported amounts include the results of operations of the FBR Realty Growth Fund for the period April 1, 1998 through October 31, 1998. Prior to September 18, 1998, the FBR Realty Growth Fund operated as the GrandView-SM- Realty Growth Fund, which had a fiscal year end of March 31, 1998. Net proceeds from the sale of shares for FBR Realty Growth Fund includes $814,924, from the conversion of GrandView-SM-
     S&P-Registered Trademark- REIT Index Fund into the FBR Realty Growth Fund on September 18, 1998.
(1)  Includes undistributed net investment income of $291,763.
(2)  Includes undistributed net investment income of $57,764.
(3)  Includes undistributed net investment income of $230,598.
(4)  Includes undistributed net investment income of $55,672.
(5)  Includes undistributed net investment income of $20,080.

        The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                             FBR Family of Funds
                                ----------------

                              FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                       FBR FINANCIAL SERVICES FUND
                          -----------------------------------------------------
                          FOR THE      FOR THE        FOR THE        FOR THE
                           FISCAL       PERIOD         PERIOD         PERIOD
                            YEAR      APRIL 24,        MAY 8,       JANUARY 3,
                           ENDED        1998**         1998**         1997*
                          OCTOBER      THROUGH        THROUGH        THROUGH
                            31,      OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                            1998         1998           1998           1997
                          --------   ------------   ------------   ------------
                          CLASS A      CLASS B        CLASS C        CLASS A
                          --------   ------------   ------------   ------------
PER SHARE OPERATING
 PERFORMANCE***
  Net asset value,
   beginning of
   period..............   $ 16.03    $ 20.12        $ 19.39        $ 12.00
                          --------   ------------   ------------   ------------
  Net investment
   income/(loss)(1)....      0.10       0.01           0.01           0.04
  Net realized and
   unrealized
   gain/(loss) on
   investments and
   options
   transactions, if
   any(2)..............      1.04      (3.26)         (2.50)          3.99
                          --------   ------------   ------------   ------------
  Net
   increase/(decrease)
   in net assets
   resulting from
   operations..........      1.14      (3.25)         (2.49)          4.03
                          --------   ------------   ------------   ------------
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
  Net investment
   income..............     (0.04)        --             --             --
  Net realized capital
   gains...............     (0.19)        --             --             --
  Tax return of
   capital.............        --         --             --             --
                          --------   ------------   ------------   ------------
  Total dividends and
   distributions to
   shareholders........     (0.23)        --             --             --
                          --------   ------------   ------------   ------------
  Net asset value, end
   of period...........   $ 16.94    $ 16.87        $ 16.90        $ 16.03
                          --------   ------------   ------------   ------------
                          --------   ------------   ------------   ------------
  Total investment
   return(3)...........      7.12%    (16.15)%(5)    (12.84)%(5)     33.58%
                          --------   ------------   ------------   ------------
                          --------   ------------   ------------   ------------
RATIOS/SUPPLEMENTAL
 DATA
  Net assets, end of
   period (000's
   omitted)............   $50,342    $   260        $   118        $23,985
  Ratio of expenses to
   average net
   assets(1)...........      1.65%      2.40%(4)       2.40%(4)       1.65%(4)
  Ratio of net
   investment
   income/(loss) to
   average net
   assets(1)...........      0.61%      0.33%(4)(5)    0.26%(4)(5)    0.57%(4)
  Increase/(decrease)
   reflected in above
   expense ratios and
   net investment
   income/(loss) due to
   waivers and related
   reimbursements......      0.22%      0.15%(4)(5)    0.14%(4)(5)    1.42%(4)
  Portfolio turnover
   rate................    105.58%    105.58%        105.58%         49.68%

----------------------------

  *  Commencement of investment operations.
 **  Commencement of initial public offering.
*** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the respective dates of distributions.
(1)  Reflects waivers and related reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods is not in accordance with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the respective periods.
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any. FBR Realty Growth Fund's total investment return is calculated based on a one year period ended October 31, 1998. Total investment return is not annualized.
(4)  Annualized.
(5) The total investment return and ratios for a class of shares are not necessarily comparable to those of any other outstanding class of shares, due to timing differences in the commencement of the initial public offerings.
(6) Reported amounts include the results of operations of the FBR Realty Growth Fund for the period April 1, 1998 through October 31, 1998. Prior to September 18, 1998, the FBR Realty Growth Fund operated as the GrandView-SM- Realty Growth Fund, which had a fiscal year end of March 31, 1998.
        The accompanying notes are an integral part of the financial statements.

                                                                                     FBR SMALL CAP VALUE FUND
                                  FBR SMALL CAP FINANCIAL FUND           ------------------------------------------------
                         ----------------------------------------------                                          FOR THE
                                                              FOR THE                                            PERIOD
                         FOR THE    FOR THE      FOR THE       PERIOD     FOR THE     FOR THE       FOR THE      JANUARY
                         FISCAL     PERIOD       PERIOD      JANUARY 3,   FISCAL      PERIOD        PERIOD         3,
                          YEAR     APRIL 21,    APRIL 24,      1997*       YEAR      APRIL 23,      MAY 26,       1997*
                          ENDED     1998**       1998**       THROUGH      ENDED      1998**        1998**       THROUGH
                         OCTOBER    THROUGH      THROUGH      OCTOBER     OCTOBER     THROUGH       THROUGH      OCTOBER
                           31,    OCTOBER 31,  OCTOBER 31,      31,         31,     OCTOBER 31,   OCTOBER 31,      31,
                          1998       1998         1998          1997       1998        1998          1998         1997
                         -------  -----------  -----------   ----------  ---------  -----------   -----------   ---------
                         CLASS A    CLASS B      CLASS C      CLASS A     CLASS A     CLASS B       CLASS C      CLASS A
                         -------  -----------  -----------   ----------  ---------  -----------   -----------   ---------
PER SHARE OPERATING
 PERFORMANCE***
  Net asset value,
   beginning of
   period..............  $17.53   $20.39       $20.53        $12.00      $16.70     $18.74        $17.79        $12.00
                         -------  -----------  -----------   ----------  ---------  -----------   -----------   ---------
  Net investment
   income/(loss)(1)....    0.08    (0.03)       (0.04)         0.02       (0.08)     (0.14)        (0.11)        (0.05)
  Net realized and
   unrealized
   gain/(loss) on
   investments and
   options
   transactions, if
   any(2)..............   (1.81)   (4.79)       (4.96)         5.51       (1.46)     (3.98)        (3.07)         4.75
                         -------  -----------  -----------   ----------  ---------  -----------   -----------   ---------
  Net
   increase/(decrease)
   in net assets
   resulting from
   operations..........   (1.73)   (4.82)       (5.00)         5.53       (1.54)     (4.12)        (3.18)         4.70
                         -------  -----------  -----------   ----------  ---------  -----------   -----------   ---------
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
  Net investment
   income..............   (0.03)      --           --            --          --         --            --            --
  Net realized capital
   gains...............   (0.15)      --           --            --       (0.49)        --            --            --
  Tax return of
   capital.............      --       --           --            --          --         --            --            --
                         -------  -----------  -----------   ----------  ---------  -----------   -----------   ---------
  Total dividends and
   distributions to
   shareholders........   (0.18)      --           --            --       (0.49)        --            --            --
                         -------  -----------  -----------   ----------  ---------  -----------   -----------   ---------
  Net asset value, end
   of period...........  $15.62   $15.57       $15.53        $17.53      $14.67     $14.62        $14.61        $16.70
                         -------  -----------  -----------   ----------  ---------  -----------   -----------   ---------
                         -------  -----------  -----------   ----------  ---------  -----------   -----------   ---------
  Total investment
   return(3)...........   (9.99)% (23.64)%(5)  (24.35)%(5)    46.08%      (9.57)%   (21.99)%(5)   (17.88)%(5)    39.17%
                         -------  -----------  -----------   ----------  ---------  -----------   -----------   ---------
                         -------  -----------  -----------   ----------  ---------  -----------   -----------   ---------
RATIOS/SUPPLEMENTAL
 DATA
  Net assets, end of
   period (000's
   omitted)............  $53,439  $1,780       $  256        $43,362     $15,250    $  347        $   48        $8,269
  Ratio of expenses to
   average net
   assets(1)...........    1.63%    2.40%(4)     2.40%(4)      1.65%(4)    1.65%      2.40%(4)      2.40%(4)      1.65%(4)
  Ratio of net
   investment
   income/(loss) to
   average net
   assets(1)...........    0.35%   (0.49)%(4)(5)  (0.57)%(4)(5)   0.57%(4)  (0.81)%  (2.27)%(4)(5)  (2.16)%(4)(5)  (0.79)%(4)
  Increase/(decrease)
   reflected in above
   expense ratios and
   net investment
   income/(loss) due to
   waivers and related
   reimbursements......    0.14%    0.26%(4)(5)   0.23%(4)(5)   1.43%(4)   0.60%      0.52%(4)(5)   0.58%(4)(5)   3.84%(4)
  Portfolio turnover
   rate................   94.23%   94.23%       94.23%        35.41%      78.26%     78.26%        78.26%        42.59%


                         FBR REALTY
                           GROWTH
                           FUND(6)       GRANDVIEW-SM- REALTY GROWTH FUND(6)
                         -----------
                                       ---------------------------------------
                           FOR THE                                   FOR THE
                           PERIOD                                    PERIOD
                          APRIL 1,      FOR THE FISCAL YEARS         JULY 3,
                            1998          ENDED MARCH 31,             1995*
                           THROUGH     ----------------------        THROUGH
                         OCTOBER 31,                                MARCH 31,
                            1998         1998          1997           1996
                         -----------   --------      --------      -----------
                           CLASS A     CLASS A       CLASS A         CLASS A
                         -----------   --------      --------      -----------
PER SHARE OPERATING
 PERFORMANCE***
  Net asset value,
   beginning of
   period..............  $ 14.51       $  12.69      $  10.09      $ 10.00
                         -----------   --------      --------      -----------
  Net investment
   income/(loss)(1)....     0.22           0.11          0.33         0.20
  Net realized and
   unrealized
   gain/(loss) on
   investments and
   options
   transactions, if
   any(2)..............    (3.57)          3.00          4.14         0.36
                         -----------   --------      --------      -----------
  Net
   increase/(decrease)
   in net assets
   resulting from
   operations..........    (3.35)          3.11          4.47         0.56
                         -----------   --------      --------      -----------
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
  Net investment
   income..............    (0.13)         (0.11)        (0.33)       (0.20)
  Net realized capital
   gains...............    (1.35)         (1.18)        (1.53)       (0.22)
  Tax return of
   capital.............       --             --         (0.01)       (0.05)
                         -----------   --------      --------      -----------
  Total dividends and
   distributions to
   shareholders........    (1.48)         (1.29)        (1.87)       (0.47)
                         -----------   --------      --------      -----------
  Net asset value, end
   of period...........  $  9.68       $  14.51      $  12.69      $ 10.09
                         -----------   --------      --------      -----------
                         -----------   --------      --------      -----------
  Total investment
   return(3)...........   (21.14)%        24.80%        45.12%        5.70%
                         -----------   --------      --------      -----------
                         -----------   --------      --------      -----------
RATIOS/SUPPLEMENTAL
 DATA
  Net assets, end of
   period (000's
   omitted)............  $ 2,287       $  2,376      $  1,158      $   182
  Ratio of expenses to
   average net
   assets(1)...........     2.00%(4)       2.00%         1.89%        2.00%(4)
  Ratio of net
   investment
   income/(loss) to
   average net
   assets(1)...........     2.98%(4)       0.59%         3.12%        3.62%(4)
  Increase/(decrease)
   reflected in above
   expense ratios and
   net investment
   income/(loss) due to
   waivers and related
   reimbursements......     3.41%(4)       3.68%         7.70%       29.34%(4)
  Portfolio turnover
   rate................   136.24%        170.19%       197.90%       44.44%

----------------------------

  *  Commencement of investment operations.
 **  Commencement of initial public offering.
*** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the respective dates of distributions.
(1)  Reflects waivers and related reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods is not in accordance with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the respective periods.
(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any. FBR Realty Growth Fund's total investment return is calculated based on a one year period ended October 31, 1998. Total investment return is not annualized.
(4)  Annualized.
(5) The total investment return and ratios for a class of shares are not necessarily comparable to those of any other outstanding class of shares, due to timing differences in the commencement of the initial public offerings.
(6) Reported amounts include the results of operations of the FBR Realty Growth Fund for the period April 1, 1998 through October 31, 1998. Prior to September 18, 1998, the FBR Realty Growth Fund operated as the GrandView-SM- Realty Growth Fund, which had a fiscal year end of March 31, 1998.
        The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The FBR Family of Funds (the "Trust") is an open-end management investment company organized under the laws of the State of Delaware on April 30, 1996. The Trust currently consists of five series which represent interests in one of the following investment portfolios: FBR Financial Services Fund ("Financial Services Fund"), FBR Small Cap Financial Fund ("Small Cap Financial Fund"), FBR Small Cap Value Fund (formerly FBR Small Cap Growth/Value Fund) ("Small Cap Value Fund"), FBR Realty Growth Fund ("Realty Growth Fund") (each a "Fund" and collectively, the "Funds") and FBR Information Technologies Fund. Financial Services Fund, Small Cap Financial Fund and Realty Growth Fund are diversified portfolios and Small Cap Value Fund and FBR Information Technologies Fund are non-diversified portfolios. Each Fund is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and for other purposes, and a shareholder of one Fund is not deemed to be a shareholder of any other Fund. Prior to April 18, 1998, the Funds offered no-load shares, which have been re-designated as Class A shares. As of the date hereof, the Funds offer three classes of shares which have been designated as Class A, B and C shares (except for Realty Growth Fund's Class C shares which are not being offered). Each class of each Fund has an unlimited number of shares authorized with no par value. Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund commenced investment operations on January 3, 1997. Realty Growth Fund commenced investment operations on September 21, 1998. As of October 31, 1998, Class B shares of the Realty Growth Fund have not commenced their initial public offering. Currently, shares of the FBR Information Technologies Fund are not being offered.

Investment operations of the Realty Growth Fund was constituted through an Agreement and Plan of Reorganization (the "Reorganization Plan"), which included the liquidation and termination of the GrandView-SM- Realty Growth Fund and the GrandView-SM- S&P-Registered Trademark- REIT Index Fund (collectively, the "GrandView Funds") following the transfer of all or substantially all of the assets of the GrandView Funds. The Reorganization Plan provides for the acquisition of all or substantially all of the assets of the GrandView Funds by the Realty Growth Fund in exchange for shares of the Realty Growth Fund and the assumption by the Realty Growth Fund of certain identified liabilities of the GrandView Funds.

Such Reorganization Plan was consummated on September 21, 1998, with each shareholder of the GrandView Funds receiving on such date that number of shares of the Realty Growth Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of each GrandView Funds. Shareholders in the GrandView Funds received Class A shares of the Realty Growth Fund. The GrandView-SM- Realty Growth Fund's historical financial data is presented as part of the Realty Growth Fund's financial statements, as the objectives and adviser of the GrandView-SM- Realty Growth Fund continue under the Realty Growth Fund.

ORGANIZATIONAL MATTERS -- Prior to commencing investment operations on January 3, 1997, the Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund did not have any transactions other than those relating to organizational matters and the sale of 2,777, 2,778 and 2,778 Class A shares of beneficial interest, respectively, to Friedman, Billings, Ramsey & Co., Inc. ("FBR") on December 16, 1996. Prior to commencing investment operations on September 21, 1998, the Realty Growth Fund did not have any transactions other than those relating to organizational matters and the sale of 3 Class A shares of beneficial interest to FBR Fund Advisers, Inc. (the "Adviser") on September 15, 1998. Costs of approximately $35,784, $35,784 and $35,785 which were incurred by

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund, respectively, in connection with the organization of its shares have been deferred and are being amortized using the straight-line method over the period of benefit not exceeding sixty months, beginning with the commencement of investment operations of each Fund. In the event that FBR or any transferee of FBR redeems any of its original shares in any such Funds prior to the end of the sixty month period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of the redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that any of such Funds are liquidated prior to the end of the sixty month period, FBR or any transferee of FBR shall bear the unamortized deferred organization expenses.

MANAGEMENT ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The net asset value of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., New York time) on each business day. Each Fund's securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets (of which there were none as of October 31, 1998) for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Funds' Board of Trustees. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board of Trustees, are valued at fair value in good faith by the Board of Trustees. The Board of Trustees will review the method of valuations on a current basis. Expenses and fees, including the investment advisory fee and distribution and service fee, are accrued daily and taken into account for the purpose of determining the net asset value of each Fund's shares. Because of the differences in operating expenses incurred by each class, the per share net asset value of each class will differ.

OPTIONS -- Each Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED) by the premiums paid. Financial Services Fund, Small Cap Financial Fund and Realty Growth Fund did not engage in options transactions during the fiscal year ended October 31, 1998.

                                                                                CALL OPTIONS PURCHASED
                                                                            ------------------------------
SMALL CAP VALUE FUND                                                            CONTRACTS       PREMIUMS
--------------------------------------------------------------------------  -----------------  -----------
Outstanding, at beginning of period.......................................            110       $ 155,518
Options exercised.........................................................            (50)        (58,900)
Options sold..............................................................            (20)        (14,810)
                                                                                      ---      -----------
Outstanding, at end of period.............................................             40       $  81,808
                                                                                      ---      -----------
                                                                                      ---      -----------

REPURCHASE AGREEMENTS -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreement"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which the Adviser considers creditworthy pursuant to criteria approved by the Trust's Board of Trustees. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Transactions are accounted for on the trade date (the day in which the order to buy or sell is executed). The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Funds' record distributions received from its investments in real estate investment trusts that represent a tax return of capital as a reduction of the cost basis of investments. Expenses not directly attributable to a specific Fund are allocated based on relative net assets of each Fund. Each Fund's net investment income (other than distribution and service fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes).

DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income, if any, will be declared and paid at least annually to shareholders of the Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund, except for the Realty Growth Fund which will be declared and paid quarterly to shareholders. Distributions from net realized capital gains, if any, will be distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent differences are permanent in nature, such amounts are reclassified within capital accounts based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

At October 31, 1998, the Small Cap Value Fund reclassified $130,537 of net investment loss to accumulated net realized gain/(loss) from investments and options transactions.

U.S. FEDERAL TAX STATUS -- No provision is made for U.S. federal income taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and excise taxes.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

FBR Fund Advisers, Inc. serves as each Fund's investment adviser. For its advisory services, the Adviser is entitled to receive from the Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund a monthly fee equal to an annual rate of 0.90% of each Fund's average daily net assets, computed daily and paid monthly. For its advisory services, the Adviser is entitled to receive from the Realty Growth Fund a monthly fee equal to an annual rate of 1.00% of such Fund's average daily net assets, computed daily and paid monthly.

Prior to April 18, 1998, the Adviser had voluntarily undertaken to limit each Fund's total operating expenses to the extent that such expenses exceeded 1.65% of Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund's average daily net assets. Effective April 18, 1998, the Adviser has voluntarily undertaken to limit each Fund's total operating expenses to the extent that such expenses exceed 1.65%, 2.40% and 2.40% of Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund's Class A, B and C shares average daily net assets, respectively, and 2.00% of Realty Growth Fund's Class A average daily net assets (effective on September 21, 1998). As necessary, these limitations were effected by waivers by the Adviser of its advisory fees and reimbursements of expenses exceeding the advisory fee. For the fiscal year ended October 31, 1998, investment advisory fees, waivers and reimbursements of expenses, if any, were as follows:

                                                   GROSS                       NET
                                                 ADVISORY    ADVISORY FEE   ADVISORY          EXPENSE
FUND                                               FEES        WAIVERS        FEES        REIMBURSEMENTS
----------------------------------------------  -----------  ------------  -----------  -------------------
Financial Services Fund.......................  $   447,904  $   (108,464) $   339,440              --
Small Cap Financial Fund......................      730,310      (113,536)     616,774              --
Small Cap Value Fund..........................      142,388       (92,160)      50,228       $  (3,145)
Realty Growth Fund*...........................        2,876        (2,876)          --          (2,609)

----------------

* GrandView Advisers, Inc. earned $11,875 in advisory fees, all of which was waived.

The Funds will not pay the Adviser at a later time for any amounts it may waive nor will the Funds reimburse the Adviser for any amounts which it may assume.

The Trust, on behalf of each of the Funds (except for Realty Growth Fund), had entered into a Distribution Plan (the "Prior Plan") pursuant to Rule 12b-1 under the Investment Company Act. Under the Prior Plan in effect for the period November 1, 1997 through March 30, 1998, each Fund paid FBR a fee at an annual rate of 0.25% of each Fund's average daily net assets which was accrued daily and paid quarterly. Effective March 31, 1998, the Trust, on behalf of each Fund's Class A shares (except for Realty Growth Fund, which was effective September 21, 1998), has

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED) adopted an amended and restated Distribution Plan (the "New Plan") pursuant to Rule 12b-1 under the Investment Company Act. Upon adoption of the New Plan and effective April 18, 1998, the Funds (except for Realty Growth Fund) re-designated their outstanding no-load shares as Class A shares. Under the New Plan, each Fund's Class A shares pays FBR and FBR Investment Services, Inc. (collectively, the "Distributors") a fee at an annual rate of 0.25% of each Fund's Class A shares average daily net assets. Effective March 31, 1998 (effective September 21, 1998 for Realty Growth Fund), the Trust, on behalf of each Fund's Class B and C shares, has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, each Fund pays the Distributors a distribution fee at an annual rate of 0.75% and a service fee at an annual rate of 0.25% of each Fund's Class B and C shares average daily net assets. These fees paid to the Distributors under the New Plan and the Plan are payable without regard to actual expenses incurred. For the fiscal year ended October 31, 1998, the Distributors earned $124,891, $206,413, $40,377 and $719 for the Financial Services Fund, Small Cap Financial Fund, Small Cap Value Fund, and Realty Growth Fund, respectively, in distribution fees. For the same period, the Distributors earned $237, $1,774 and $412 for the Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund, respectively, in service fees. The Distributors use the service fees primarily to pay ongoing trail commissions to securities dealers (which may include the Distributors themselves) and other financial organizations which provide shareholders services for the Funds.

Effective April 18, 1998, the Distributors of the Funds (except for Realty Growth Fund, which was effective September 21, 1998) collect the sales charge imposed on sales of each Fund's Class A shares and re-allow a portion of such charges to dealers through which the sales are made. The Distributors advanced 4.00% and 1.00% in sales commissions on the sale of Class B and C shares, respectively, to dealers at the time of such sales.

For the fiscal year ended October 31, 1998, the Distributors have advised each Fund that they retained $100,301, $152,212, $43,332, and $13,419 in front-end sales charges resulting from sales of Class A shares of the Financial Services Fund, Small Cap Financial Fund, Small Cap Value Fund and Realty Growth Fund, respectively. From these fees, the Distributors paid such sales charges to dealers which in turn paid commissions to salespersons. In addition, the Distributors have advised each Fund that during the fiscal year ended October 31, 1998, it received $703 and $2,345 from the Small Cap Financial Fund and Small Cap Value Fund, respectively, in contingent deferred sales charges ("CDSC") upon certain redemptions by Class B shareholders, and $89, $363 and $85 from the Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund, respectively, in CDSC upon certain redemptions by Class C shareholders.

INFORMATION RELEVANT TO THE RELATED PARTIES OF THE GRANDVIEW-SM- REALTY GROWTH FUND -- Pursuant to an investment advisory agreement, GrandView Advisers, Inc. (the "Previous Adviser") served as the investment adviser to the GrandView-SM-Realty Growth Fund. As compensation for its services, the Previous Adviser received a fee at the annual rate of 1.00% of the GrandView-SM- Realty Growth Fund's average daily net assets.

The Previous Adviser voluntarily waived all or a portion of its fee and reimbursed expenses of the GrandView-SM- Realty Growth Fund to limit total Fund operating expenses to 2.00% of the average daily net assets. The Previous Adviser reimbursed $29,820 in expenses to the GrandView-SM- Realty Growth Fund.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The GrandView-SM- Realty Growth Fund's administrator, transfer agent and distributor were The Nottingham Company, NC Shareholder Services, LLC and Capital Investment Group, Inc., respectively, prior to its reorganization into the Realty Growth Fund.

The GrandView-SM- Realty Growth Fund had a distribution plan pursuant to Rule 12b-1 of the Investment Company Act, for which the GrandView-SM- Realty Growth Fund paid Capital Investment Group, Inc. a fee at an annual rate of 0.25% of such Fund's average daily net assets. Capital Investment Group, Inc. earned $3,415 in distribution fees for the GrandView-SM- Realty Growth Fund, of which it waived $2,207.

3. INVESTMENT IN SECURITIES AND OPTIONS

For U.S. federal income tax purposes, the costs of securities and options owned at October 31, 1998, were $53,457,753, $65,214,177, $17,845,814 and $2,819,983 for Financial Services Fund, Small Cap Financial Fund, Small Cap Value Fund and Realty Growth Fund, respectively. Accordingly, the net unrealized depreciation on investments and options transactions, if any, were as follows:

FUND                                                         APPRECIATION      DEPRECIATION    NET DEPRECIATION
---------------------------------------------------------  ----------------  ----------------  ----------------
Financial Services Fund..................................       $1,030,408    $   (3,650,284)   $   (2,619,876)
Small Cap Financial Fund.................................           51,647       (10,188,434)      (10,136,787)
Small Cap Value Fund.....................................        1,281,071        (3,623,692)       (2,342,621)
Realty Growth Fund.......................................           18,180          (591,068)         (572,888)

For the fiscal year ended October 31, 1998, aggregate purchases and sales of investment securities and options transactions, if any, (excluding short-term investments) were as follows:

FUND                                                          PURCHASES           SALES
---------------------------------------------------------  ----------------  ----------------
Financial Services Fund..................................   $   63,297,752       $44,545,896
Small Cap Financial Fund.................................       86,581,973        67,321,644
Small Cap Value Fund.....................................       20,300,944        11,511,861
Realty Growth Fund*......................................        3,249,668         3,444,018

----------------

* Reported amounts include the results of the Realty Growth Fund for the period April 1, 1998 through October 31, 1998. Prior to September 18, 1998, the Realty Growth Fund operated as the GrandView-SM- Realty Growth Fund, which has a fiscal year end of March 31, 1998.

4. CAPITAL SHARE TRANSACTIONS

Prior to April 18, 1998, the Funds (except for the Realty Growth Fund) offered only no-load shares, which has been re-designated as Class A shares. As of the date hereof, the Funds offered three classes of shares, which have been designated as Class A, B and C shares (except for Realty Growth Fund's Class C shares which are not being offered). As of October 31, 1998 Class B shares of the Realty Growth Fund have not commenced their initial public offering. Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class B shares of each Fund are sold

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED) with a CDSC of up to 5.00% within six years of purchase. Class C shares of each Fund are sold with a CDSC of 1.00% within the first year of purchase.

As of October 31, 1998 each class of each Fund has an unlimited number of shares authorized with no par value, of which FBR owned 2,777, 2,778 and 2,778 Class A shares of Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund, respectively, and the Adviser owned 3 Class A shares of Realty Growth Fund. Transactions in each class of each Fund's capital stock were as follows:

                                                  FINANCIAL SERVICES FUND(1)
                                          ------------------------------------------
                                             SALES       REPURCHASES   REINVESTMENTS
                                          ------------   -----------   -------------
CLASS A
FOR THE FISCAL YEAR ENDED
 OCTOBER 31, 1998
Shares..................................     2,718,479    1,264,645        21,591
Value...................................  $ 49,948,773   $22,051,855     $368,559
FOR THE PERIOD JANUARY 3, 1997*
 THROUGH OCTOBER 31, 1997
Shares..................................     1,780,567      287,368            --
Value...................................  $ 24,819,794   $4,177,025            --

CLASS B
FOR THE PERIOD ENDED
 OCTOBER 31, 1998
Shares..................................        15,770          356            --
Value...................................  $    285,507   $    5,435            --

CLASS C
FOR THE PERIOD ENDED
 OCTOBER 31, 1998
Shares..................................         7,477          508            --
Value...................................  $    142,163   $    8,892            --

                                                  SMALL CAP FINANCIAL FUND(2)
                                          -------------------------------------------
                                             SALES       REPURCHASES    REINVESTMENTS
                                          ------------   ------------   -------------
CLASS A
FOR THE FISCAL YEAR ENDED
 OCTOBER 31, 1998
Shares..................................     5,542,368     4,625,031        30,657
Value...................................  $102,935,286   $85,511,079      $548,154
FOR THE PERIOD JANUARY 3, 1997*
 THROUGH OCTOBER 31, 1997
Shares..................................     2,658,638       187,440            --
Value...................................  $ 41,558,998   $ 3,063,008            --
CLASS B
FOR THE PERIOD ENDED
 OCTOBER 31, 1998
Shares..................................       116,064         1,737            --
Value...................................  $  2,136,313   $    32,386            --
CLASS C
FOR THE PERIOD ENDED
 OCTOBER 31, 1998
Shares..................................        18,586         2,101            --
Value...................................  $    356,715   $    36,338            --

                                                   SMALL CAP VALUE FUND(3)
                                          ------------------------------------------
                                             SALES       REPURCHASES   REINVESTMENTS
                                          ------------   -----------   -------------
CLASS A
FOR THE FISCAL YEAR ENDED
 OCTOBER 31, 1998
Shares..................................     1,025,042      495,349        15,001
Value...................................  $ 17,827,469   $7,960,605      $248,119
FOR THE PERIOD JANUARY 3, 1997*
 THROUGH OCTOBER 31, 1997
Shares..................................       506,468       14,177            --
Value...................................  $  7,100,953   $  197,856            --
CLASS B
FOR THE PERIOD ENDED
 OCTOBER 31, 1998
Shares..................................        27,061        3,310            --
Value...................................  $    464,328   $   50,989            --
CLASS C
FOR THE PERIOD ENDED
 OCTOBER 31, 1998
Shares..................................         3,846          554            --
Value...................................  $     67,066   $    8,521            --

                                                   REALTY GROWTH FUND**(4)
                                          ------------------------------------------
                                             SALES       REPURCHASES   REINVESTMENTS
                                          ------------   -----------   -------------
CLASS A
FOR THE PERIOD APRIL 1, 1998 THROUGH
 OCTOBER 31, 1998
Shares..................................       143,851       93,361        22,029
Value...................................    $1,769,579   $1,082,426      $218,262
FOR THE PERIOD APRIL 1, 1997
 THROUGH MARCH 31, 1998
Shares..................................            --           --            --
Value...................................            --           --            --

                                               GRANDVIEW-SM- REALTY GROWTH FUND
                                          -------------------------------------------
                                             SALES       REPURCHASES    REINVESTMENTS
                                          ------------   ------------   -------------
CLASS A
FOR THE PERIOD APRIL 1, 1998 THROUGH
 OCTOBER 31, 1998
Shares..................................            --            --            --
Value...................................            --            --            --
FOR THE PERIOD APRIL 1, 1997
 THROUGH MARCH 31, 1998
Shares..................................       105,845        44,171        10,869
Value...................................    $1,463,197      $594,012      $153,559

---------------------
*   Commencement of investment operations.
** Reported amounts include the results of the Realty Growth Fund for the period April 1, 1998 through October 31, 1998. Prior to September 18, 1998, the Realty Growth Fund operated as the GrandView-SM- Realty Growth Fund, which has a fiscal year end of March 31, 1998. Sales transactions include additional shares and their associated dollar value from the conversion of GrandView-SM- S&P-Registered Trademark- REIT Index Fund into the Realty Growth Fund on September 18, 1998.
(1) Class B and C shares commenced its initial public offering on April 24, 1998 and May 8, 1998, respectively.
(2) Class B and C shares commenced its initial public offering on April 21, 1998 and April 24, 1998, respectively.
(3) Class B and C shares commenced its initial public offering on April 23, 1998 and May 26, 1998, respectively.
(4) Class B shares have not commenced their initial public offering.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Prior to April 18, 1998, there was a 1.00% redemption fee on Class A shares redeemed, which were held 90 days or less. For the period November 1, 1997 through April 17, 1998, these fees amounted to $28,710, $128,967 and $5,839 for Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund, respectively. The redemption fees were collected and retained by each Fund for the benefit of the remaining shareholders.

5. SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral equal to at least 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds. The value of securities on loan to brokers and the related collateral and indemnification received at October 31, 1998, were as follows:

                                                      VALUE OF SECURITIES ON    VALUE OF COLLATERAL AND
FUND                                                           LOAN                 INDEMNIFICATION
----------------------------------------------------  -----------------------  -------------------------
Financial Services Fund.............................      $     2,110,286            $   2,176,847
Small Cap Financial Fund............................              949,945                1,022,054
Small Cap Value Fund................................            2,363,417                2,578,882
Realty Growth Fund..................................               98,135                  114,520

The cash collateral was reinvested into repurchase agreements which was in turn collateralized by Fannie Mae and Freddie Mac REMICs.

For the fiscal year ended October 31, 1998 (except for Realty Growth Fund which is for the period September 21, 1998 through October 31, 1998), income from securities lending was $8,322, $5,677, $7,710 and $54 for Financial Services Fund, Small Cap Financial Fund, Small Cap Value Fund and Realty Growth Fund, respectively. Such income from securities lending is included under the caption INTEREST in the Statement of Operations.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. COLLATERAL FOR REPURCHASE AGREEMENTS

Listed below is the collateral associated with the repurchase agreements with Bear, Stearns & Co. Inc., outstanding at October 31, 1998:

  FINANCIAL SERVICES FUND

                                                          FACE                       INTEREST         TOTAL
ISSUER                                                   AMOUNT        MATURITY        RATE           VALUE
----------------------------------------------------  -------------  ------------  -------------  --------------
Fannie Mae REMIC, Series 1993-234, Class SC.........      1,309,499     12/25/08        5.625%    $    1,176,670
Freddie Mac REMIC, Series 1630, Class SA............      6,235,000     11/15/23        3.870          5,036,695
Freddie Mac REMIC, Series 1614, Class YS............      4,325,000     11/15/23        6.012          4,045,527
Freddie Mac REMIC, Series 1620, Class SC............      1,475,000     11/15/23           --            940,327
                                                                                                  --------------
Total...........................................................................................  $   11,199,219
                                                                                                  --------------
                                                                                                  --------------

  SMALL CAP FINANCIAL FUND

                                                           FACE                       INTEREST         TOTAL
ISSUER                                                    AMOUNT        MATURITY        RATE           VALUE
-----------------------------------------------------  -------------  ------------  -------------  -------------
Fannie Mae REMIC, Series 1993-207, Class Z...........      2,969,100     11/25/23        6.500%    $   3,847,925
Freddie Mac REMIC, Series 1630, Class SA.............      1,575,000     11/15/23        3.870         1,272,301
                                                                                                   -------------
Total............................................................................................  $   5,120,226
                                                                                                   -------------
                                                                                                   -------------

  SMALL CAP VALUE FUND

                                                           FACE                       INTEREST         TOTAL
ISSUER                                                    AMOUNT        MATURITY        RATE           VALUE
----------------------------------------------------  --------------  ------------  -------------  -------------
Freddie Mac REMIC, Series 1630, Class SC............      44,720,000     10/15/22        2.562%    $   1,503,380
                                                                                                   -------------
                                                                                                   -------------

  REALTY GROWTH FUND

                                                           FACE                       INTEREST         TOTAL
ISSUER                                                    AMOUNT        MATURITY        RATE           VALUE
----------------------------------------------------  --------------  ------------  -------------  -------------
Freddie Mac REMIC, Series 1604, Class SD............         200,000     11/15/08        7.875%    $     208,219
                                                                                                   -------------
                                                                                                   -------------

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. SUBSEQUENT EVENTS

On December 8, 1998, the Trust's Board of Trustees declared dividends and distributions to shareholders for the following Funds:

                                                                               ORDINARY INCOME (39.6%)
                                                                           --------------------------------    LONG-TERM
                                                                           NET INVESTMENT     SHORT-TERM     CAPITAL GAINS
FUND                                                                           INCOME       CAPITAL GAINS        (20%)
-------------------------------------------------------------------------  --------------  ----------------  -------------
Financial Services Fund:
  Class A................................................................    $   0.1198       $   0.3208       $  0.9694
  Class B................................................................        0.1149           0.3208          0.9694
  Class C................................................................        0.0996           0.3208          0.9694

Small Cap Financial Fund:
  Class A................................................................        0.0708           1.3333          0.6006
  Class B................................................................        0.0635           1.3333          0.6006
  Class C................................................................        0.0514           1.3333          0.6006

Small Cap Value Fund:
  Class A................................................................            --           0.2119          0.2224
  Class B................................................................            --           0.2027          0.2224
  Class C................................................................            --           0.1986          0.2224

Such amounts are payable on December 16, 1998, to shareholders of record on December 10, 1998.

Effective December 10, 1998, Class B and C shares of the Funds are no longer offered for sale. In addition, effective December 21, 1998, Class A shares will be offered without a front-end sales charge.

The Adviser has voluntarily undertaken to waive a portion of its investment advisory fees and assume certain expenses of each Fund to the extent annual fund operating expenses exceed 1.95% for Class A shares of each Fund's average daily net assets (2.00% for Class A shares of Realty Growth Fund's average daily net assets).

The distributor of the Funds' is FBR Investment Services, Inc. Friedman, Billings, Ramsey & Co., Inc. will no longer serve as co-distributor to the Funds.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND

                          FBR SMALL CAP FINANCIAL FUND

                            FBR SMALL CAP VALUE FUND

                             FBR REALTY GROWTH FUND

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees

  of the FBR Family of Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the FBR Financial Services Fund, FBR Small Cap Financial Fund, FBR Small Cap Value Fund and FBR Realty Growth Fund (the "Trust"), as of October 31, 1998, and the related statements of operations changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets and the financial highlights of the GrandView-SM-Realty Growth Fund for each of the three periods ended March 31, 1998, were audited by other auditors, whose report dated April 24, 1998, expressed an unqualified opinion thereon.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and the application of alternative procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of October 31, 1998, the results of their operations, changes in net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Vienna, VA

December 17, 1998

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND

                          FBR SMALL CAP FINANCIAL FUND

                            FBR SMALL CAP VALUE FUND

                             FBR REALTY GROWTH FUND

                   SHAREHOLDER TAX INFORMATION -- (UNAUDITED)

Each Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of each Fund's fiscal year end (October 31, 1998) as to the U.S. federal tax status of distributions received by each Fund's shareholders in respect of such fiscal year. During the fiscal year ended October 31, 1998, the following dividends and distributions per share were paid by each of the Funds' Class A shares:

                                                                                  ORDINARY INCOME (39.6%)
                                                                       ----------------------------------------------
                                                                                                SHORT-TERM CAPITAL
FUND                                                                   NET INVESTMENT INCOME           GAINS
---------------------------------------------------------------------  ---------------------  -----------------------
Financial Services Fund..............................................       $    0.0430             $    0.1901
Small Cap Financial Fund.............................................            0.0322                  0.1505
Small Cap Value Fund.................................................                --                  0.4874

The percentage of total ordinary income dividends from the Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund qualifying for the corporate dividends received deduction for each Fund is 64.41%, 46.77% and 5.77%, respectively.

These amounts were reported to shareholders as income in 1997. Because each Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 1998. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 1999.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their dividend. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keoghs and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

FBR FAMILY OF FUNDS

Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209

1-888-888-0025
e-mail: info@fbrfunds.com
Internet: http://www.fbrfunds.com

INVESTMENT ADVISER
    FBR Fund Advisers, Inc.
    Potomac Tower
    1001 Nineteenth Street North
    Arlington, VA 22209

DISTRIBUTOR
    FBR Investment Services, Inc.
    Potomac Tower
    1001 Nineteenth Street North
    Arlington, VA 22209

ADMINISTRATOR
    Bear Stearns Funds Management Inc.
    245 Park Avenue
    New York, NY 10167

ADMINISTRATION AND ACCOUNTING SERVICES/
TRANSFER AGENT
    PFPC Inc.
    Bellevue Corporate Center
    400 Bellevue Parkway
    Wilmington, DE 19809

CUSTODIAN
    Custodial Trust Company
    101 Carnegie Center
    Princeton, NJ 08540

INDEPENDENT PUBLIC ACCOUNTANTS
    Arthur Andersen LLP
    8000 Towers Cresent Drive
    Vienna, VA 22182

COUNSEL
    Dechert Price & Rhoads
    1775 Eye Street, N.W.
    Washington, DC 20006

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for the distribution to prospective investors in each Fund unless it is preceded or accompanied by a current prospectus which includes details regarding each Fund's objectives, policies, fees and other information. Total return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in each Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.

10/98ANNUAL